SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense	$ 151	$ 323
RSU Expense	16,850	12,384
Total	17,001	12,707
Cost of Sales – Agent Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense
RSU Expense	9,603	7,942
Total	9,603	7,942
Marketing Expenses – Agent Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense	44	69
RSU Expense	4,327	3,046
Total	4,371	3,115
Marketing Expenses – FTE Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense
RSU Expense	14	40
Total	14	40
Research and Development – FTE Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense		1
RSU Expense	293	304
Total	293	305
General and Administrative – FTE Stock Based Compensation [Member]
BreakdownOfTheStockbasedCompensationExpenseLineItems [Line Items]
Options Expense	107	253
RSU Expense	2,613	1,052
Total	$ 2,720	$ 1,305